Vessels, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of Vessels, Net
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2022	828,019,413	(199,540,960)	628,478,453

Impairment loss	(15,722,992)	12,906,119	(2,816,873)
Disposals	(78,933,759)	15,908,259	(63,025,500)
Transfer to Assets held for sale	(34,633,200)	—	(34,633,200)
Depreciation for the year	—	(23,707,797)	(23,707,797)

Balance, December 31, 2023	698,729,462	(194,434,379)	504,295,083

Additions	129,996,020	—	129,996,020

Depreciation for the year	—	(26,076,687)	(26,076,687)

Balance, December 31, 2024	828,725,482	(220,511,066)	608,214,416